Technology platform-based income - Summary of Retail Credit Facilitation Service Fees (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	¥ 5,503,149	¥ 8,066,367	¥ 15,134,217
Goods or services transferred at point in time [member]
Disclosure of retail credit facilitation service fees [line items]
Referral income from platform service	125	13,759	425,932
Loan facilitation service [member] | Goods or services transferred at point in time [member]
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	1,290,565	1,571,966	978,958
Post origination service [member] | Goods or services transferred over time [member]
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	¥ 4,212,459	¥ 6,480,642	¥ 13,729,327